Net Income Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Convertible Note [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental weighted average number of shares	11,251,916
RSUs [Member] | Share Options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental weighted average number of shares	14,821,852	20,715,755